Advances from Federal Home Loan Bank - Summarized Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Banks [Abstract]
Fixed-rate	$ 15,000	$ 34,000
Weighted Average Rate	2.19%	0.88%